NON-CURRENT ASSETS HELD FOR SALE - Associated Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets held for sale [Line Items]
Liabilities included in disposal groups classified as held for sale	$ 37,863	$ 54,834
Commercial accounts payable
Disclosure of non-current assets held for sale [Line Items]
Liabilities included in disposal groups classified as held for sale	$ 37,863	$ 54,834